                                                       1933 Act File No. 33-3164
                                                      1940 Act File No. 811-4577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.

    Post-Effective Amendment No.  45    ....................          X

                                     and/or

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   38   ...................................          X

                        FEDERATED INCOME SECURITIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

X      immediately upon filing pursuant to paragraph (b)
       on ____________ pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(i)
       on ____________ pursuant to paragraph (a)(i)
       75 days after filing pursuant to paragraph (a)(ii)
       on ____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C. 20037

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities

A Portfolio of Federated Income Securities Trust

PROSPECTUS

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May 31, 2004

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A mutual fund seeking to provide current income by investing primarily in a diversified portfolio of U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 5

What are the Fund's Investment Strategies? 6

What are the Principal Securities in Which the Fund Invests? 8

What are the Specific Risks of Investing in the Fund? 13

What Do Shares Cost? 14

How is the Fund Sold? 19

How to Purchase Shares 19

How to Redeem and Exchange Shares 22

Account and Share Information 25

Who Manages the Fund? 26

Legal Proceedings 28

Financial Information 29

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. Mortgage-backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking the higher relative returns while attempting to limit the prepayment risk.

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The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risk. Prices of the fixed-income securities generally fall when interest rates rise.
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  Credit Risk. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

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  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lowest interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
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  Liquidity Risk. The non-governmental mortgage-backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Chart and Table

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown here are for the Fund's Class A Shares and do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the three-month period for January 1, 2004 to March 31, 2004 was 1.71%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 4.25% (quarter ended June 30, 1995). Its lowest quarterly return was (2.29)% (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, B and C Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Mortgage-Backed Securities Index (LBMBS), the Lehman Brothers 5-Year Treasury Bellwether Index (LB5TB), broad-based market indexes, and the Lipper U.S. Mortgage Funds Average (LUSMFA), an average of funds with similar investment objectives. Total returns for the indexes shown do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. However, total returns for the average are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

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(For the periods ended December 31, 2003)

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 	1 Year	5 Years	10 Years	Start of Performance[1]
Class A Shares:
Return Before Taxes	(1.74)%	4.85%	5.49%	--
Return After Taxes on Distributions[2]	(3.20)%	2.55%	2.95%	--
Return After Taxes on Distributions and Sale of Fund Shares[2]	(1.14)%	2.68%	3.04%	--
Class B Shares:
Return Before Taxes	(3.40)%	4.65%	--	5.90%
Class C Shares:
Return Before Taxes	0.05%	4.77%	5.03%
LBMBS	3.07%	6.55%	6.89%	--
LB5TB	2.14%	6.12%	6.25%	--
LUSMFA	1.47%	4.88%	5.93%	--

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1 The Fund's Class B Shares start of performance date was July 26, 1994.

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2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(K) plans.

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What are the Fund's Fees and Expenses?

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund's Class A, B, or C Shares of the Fund.

Shareholder Fees	Class A	Class B	Class C
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waiver)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.43%	0.43%	0.43%
Distribution (12b-1) Fee	None	0.75%	0.75%
Shareholder Services Fee	0.25%[3]	0.25%	0.25%
Other Expenses	0.20%	0.20%	0.20%
Total Annual Fund Operating Expenses	0.88%	1.63%[4]	1.63%

1 The percentages shown are based on expenses for the entire fiscal year ended March 31, 2004. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended March 31, 2004.

Total Waiver of Fund Expenses	0.02%	0.00%	0.00%
Total Actual Annual Fund Operating Expenses (after waiver)	0.86%	1.63%	1.63%
2 This figure represents the sum equal to the average daily net assets of the Fund as set forth in the table under "Advisory Fees" on page 27, plus 4.50% of the Fund's gross income.

3 A portion of the shareholder services fee for Class A Shares has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund's Class A Shares (after voluntary waiver) was 0.23% for the fiscal year ended March 31, 2004.

4 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pays lower operating expenses than Class B Shares.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A, B and C and Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A, B and C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, B and C Shares operating expenses are before waiver as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$536	$718	$ 916	$1,486

Expenses assuming no redemption	$536	$718	$ 916	$1,486

Class B:
Expenses assuming redemption	$716	$914	$ 1,087	$1,732

Expenses assuming no redemption	$166	$514	$ 887	$1,732

Class C:
Expenses assuming redemption	$364	$609	$ 978	$2,013

Expenses assuming no redemption	$264	$609	$ 978	$2,013

What are the Fund's Investment Strategies?

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The Fund invests primarily in a diversified portfolio of U.S. government securities, including mortgage-backed securities issued by U.S. government agencies. The Fund may also invest in investment-grade, mortgage-backed securities issued by non-governmental entities. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

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The Fund's Adviser allocates the Fund's portfolio holdings between governmental and non-mortgage-related U.S. government securities, such as U.S. Treasury securities. Mortgage-backed securities generally offer higher relative yields versus comparable U.S. Treasury securities to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on a mortgage loan by the homeowner. One important reason for prepayments is changes in market interest rates from the time of mortgage origination. The Adviser actively manages the Fund's portfolio, seeking the higher relative returns while attempting to limit the prepayment risk.

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The Adviser attempts to manage the Fund's prepayment risk by selecting mortgage-backed securities with characteristics that make prepayments less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages, the prior prepayment history of the mortgages and the federal agencies that securitize the mortgages. The Adviser attempts to assess the relative returns and risks of mortgage-backed securities by analyzing how the timing, amount and division of cash flows from the pool of mortgages underlying the security might change in response to changing economic and market conditions.

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The Adviser selects securities with longer or shorter duration based on its interest rate outlook. The Adviser generally shortens the portfolio's average duration when it expects interest rates to rise, and extends duration when it expects interest rates to fall. Duration measures the price sensitivity of a portfolio of fixed-income securities to changes in interest rates. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors such as:

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  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

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The Adviser may attempt to take advantage of current and potential yield differentials existing from time to time between various mortgage-backed securities in order to increase the Fund's return. The Fund may also engage in dollar roll transactions for their potential to enhance income.

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Because the Fund refers to U.S. government investments in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. government investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

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FIXED-INCOME SECURITIES

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Fixed-income securities pay interest, dividends or distributions at a specified fixed rate. The rate may be a fixed percentage of principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time.

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A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests:

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Mortgage-Backed Securities

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Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

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CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns on any type of mortgage security depend upon the performance of the underlying pool of mortgages, which no one can predict and which will vary among pools.

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SEQUENTIAL CMOS

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In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

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PACS, TACS AND COMPANION CLASSES

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More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

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Non-Governmental Mortgage-Backed Securities

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Non-governmental mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. These securities involve credit risks and liquidity risks. The Fund may invest in non-governmental mortgage-backed securities that are rated BBB or higher by a nationally recognized statistical rating organization (NRSRO). The non-governmental mortgage-backed securities in which the Fund invests will be treated as mortgage-related, asset-backed securities.

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MORTGAGE-RELATED, ASSET-BACKED SECURITIES

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Asset-backed securities are payable from pools of obligations other than mortgage-backed securities issued by U.S. government agencies. Most asset-backed securities involve consumer or commercial debts. The Fund will purchase only mortgage-related, asset-backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset- backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset- backed securities may be structured like Floaters, Inverse Floaters, IOs and POs. Also, asset-backed securities may be issued by a private entity and, although these securities must be rated investment grade, they present credit risks.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

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Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

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A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

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Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

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A Fund treats mortgage-backed securities guaranteed by a GSEs as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

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Credit Enhancement

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Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

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SPECIAL TRANSACTIONS

Delayed Delivery Transactions

Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

TO BE ANNOUNCED SECURITIES (TBAS)

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As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

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DOLLAR ROLLS

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Dollar rolls are transactions where the Fund sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate and credit risks.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Asset Coverage

In order to secure its obligations in connection with special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

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SECURITIES LENDING

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The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

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The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

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Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's (S&P), a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

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Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

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Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed- income security to changes in interest rates.

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CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

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Many fixed-income securities receive credit ratings from services such as S&P and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

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PREPAYMENT RISKS

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Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities. For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

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Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

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Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

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LIQUIDITY RISKS

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

	Minimum Initial/Subsequent Investment Amounts[1]	Maximum Sales Charge
Shares Offered		Front-End Sales Charge[2]	Contingent Deferred Sales Charge[3]
Class A	$1,500/$100	4.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%

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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs (SIP) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares (effective April 5, 2004) or $1 million or more of Class C Shares (effective June 14, 2004) will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

SALES CHARGE WHEN YOU PURCHASE

Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%

1 A contingent deferred sales charge of 0.75% may apply. See "Sales Charge When You Redeem."

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As shown in the table above, each Class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to investment professionals, also vary among the Classes. Before you decide which Class to purchase, you should review the different charges and expenses of each Class carefully, in light of your personal circumstances, and consult with your investment professional.

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Among the important factors to consider are the amount you plan to invest, and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales load and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

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You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front-end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

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If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Fund's Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

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The sales charge at purchase of Class A Shares only, may be reduced or eliminated by:

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  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
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    by you, your spouse, and your children under age 21; or
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    of the same share class of two or more Federated funds (other than money market funds);
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  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months. (Call your investment professional or the Fund for more information.)

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or greater amount;
  by exchanging shares from the same share class of another Federated fund (other than a money market fund);
  through wrap accounts or other investment programs where you pay the investment professional directly for services;
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  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
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  through investment professionals that receive no portion of the sales charge;
  as a Federated Life Member (Class A Shares only) and their immediate family members; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

SALES CHARGE WHEN YOU REDEEM

Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class A Shares (Purchase amount of $1 million or greater):

A CDSC of 0.75% of the redemption amount applies to Class A Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.

Class B Shares:
Shares Held Up To:	CDSC
1 Year	5.50%
2 Years	4.75%
3 Years	4.00%
4 Years	3.00%
5 Years	2.00%
6 Years	1.00%
7 Years or More	0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within one year of the purchase date.

If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  purchased within 120 days of redeeming Shares of an equal or lesser amount;
  that you exchanged into the same share class of another Federated fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest. (To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

How is the Fund Sold?

The Fund offers three Share classes: Class A Shares, Class B Shares and Class C Shares, each representing interests in a single portfolio of securities.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Class B and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check) you automatically will receive Class A Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

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Make your check payable to The Federated Funds, note your account number on the check, and send it to:

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Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

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If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at

1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

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You may redeem or exchange Shares by sending a written request to the Fund.

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You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. The Fund's management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Fund and other shareholders. If this occurs, the Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Federated funds.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Generally, it is not advisable to continue to purchase Class A Shares or Class C Shares subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

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You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly or semi-annually.

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ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

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If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

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The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

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Todd A. Abraham

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Todd A. Abraham has been the Fund's Portfolio Manager since May 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Donald T. Ellenberger

Donald T. Ellenberger has been the Fund's Portfolio Manager since February 2001. Mr. Ellenberger joined Federated in 1996 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Adviser since 1997. From 1986 to 1996, he served as a Trader/Portfolio Manager for Mellon Bank, N.A. Mr. Ellenberger received his M.B.A. in Finance from Stanford University.

Susan M. Nason

Susan M. Nason has been the Fund's Portfolio Manager since May 2003. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Percentage of Average Daily Net Assets
First $500 million	0.250%
Second $500 million	0.225%
Over $1 billion	0.200%

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the Securities and Exchange Commission, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website www.federatedinvestors.com, and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits filed in the United States District Court for the Western District of Pennsylvania seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. The board of the Funds has retained the law firm of Dickstein, Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations have been filed, and others may be filed in the future. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84
Income From Investment Operations:
Net investment income	0.34	0.41 [1]	0.45 [1,2]	0.48 [1]	0.47 [1]
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	(0.03)[2]	0.34	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.29	0.64	0.42	0.82	0.12

Less Distributions:
Distributions from net investment income	(0.33)	(0.44)	(0.47)	(0.48)	(0.48)

Net Asset Value, End of Period	$7.93	$7.97	$7.77	$7.82	$7.48

Total Return[3]	3.70%	8.36%	5.53%	11.32%	1.66%

Ratios to Average Net Assets:

Expenses	0.86%	0.88%	0.94%	1.03%	1.00%

Net investment income	4.30%	5.16%	5.72%[2]	6.27%	6.30%

Expense waiver/reimbursement[4]	0.02%	0.02%	0.02%	0.02%	0.02%

Supplemental Data:

Net assets, end of period (000 omitted)	$883,139	$997,941	$901,471	$898,897	$915,850

Portfolio turnover	68%	300%	164%	145%	103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.89% to 5.72%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2004, which can be obtained free of charge.

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84
Income From Investment Operations:
Net investment income	0.28	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	(0.02)[2]	0.34	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.58	0.37	0.76	0.06

Less Distributions:
Distributions from net investment income	(0.27)	(0.38)	(0.42)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.93	$7.97	$7.77	$7.82	$7.48

Total Return[3]	2.91%	7.55%	4.75%	10.47%	0.88%

Ratios to Average Net Assets:

Expenses	1.63%	1.65%	1.71%	1.80%	1.77%

Net investment income	3.52%	4.35%	4.94%[2]	5.54%	5.54%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$349,850	$449,354	$225,495	$146,309	$126,336

Portfolio turnover	68%	300%	164%	145%	103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2004, which can be obtained free of charge.

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$7.97	$7.77	$7.82	$7.48	$7.84
Income From Investment Operations:
Net investment income	0.28	0.35 [1]	0.39 [1,2]	0.42 [1]	0.41 [1]
Net realized and unrealized gain (loss) on investments	(0.05)	0.23	(0.03)[2]	0.34	(0.35)

TOTAL FROM INVESTMENT OPERATIONS	0.23	0.58	0.36	0.76	0.06

Less Distributions:
Distributions from net investment income	(0.27)	(0.38)	(0.41)	(0.42)	(0.42)

Net Asset Value, End of Period	$7.93	$7.97	$7.77	$7.82	$7.48

Total Return[3]	2.91%	7.55%	4.73%	10.48%	0.87%

Ratios to Average Net Assets:

Expenses	1.63%	1.65%	1.71%	1.80%	1.77%

Net investment income	3.52%	4.35%	4.94%[2]	5.55%	5.54%

Expense waiver/reimbursement[4]	0.00%[5]	0.00%[5]	0.00%[5]	0.00%[5]	--

Supplemental Data:

Net assets, end of period (000 omitted)	$102,398	$128,524	$68,593	$52,687	$45,637

Portfolio turnover	68%	300%	164%	145%	103%

1 Based on average shares outstanding.

2 Effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended March 31, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gain/loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.11% to 4.94%. Per share, ratios and supplemental data for the periods prior to March 31, 2002 have not been restated to reflect this change in presentation.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2004, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2004 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.



These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's Internet site at www.federatedinvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Federated Investors
World-Class Investment Manager

Federated Fund for U.S. Government Securities
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Investment Company Act File No. 811-4577

Federated is a registered mark of Federated Investors, Inc. 2004 ©Federated Investors, Inc.

Cusip 31420C704
Cusip 31420C803
Cusip 31420C886


27746 (5/04)


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES
A Portfolio of Federated Income Securities Trust

Statement of Additional Information


May 31, 2004

Class A Shares
Class B Shares
Class C shares

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the  prospectus for Federated Fund for U.S.  Government
Securities (Fund), dated May 31, 2004.

This SAI  incorporates  by  reference  the  Fund's  Annual  Report.  Obtain  the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                    Contents
                                    How is the Fund Organized?
                                    Securities in Which the Fund Invests
                                    What do Shares Cost?
                                    How is the Fund Sold?
                                    Subaccounting Services
                                    Redemption in Kind
                                    Massachusetts Partnership Law
                                    Account and Share Information
                                    Tax Information
                                    Who Manages and Provides Services to the Fund?
                                    How Does the Fund Measure Performance?
                                    Who is Federated Investors, Inc.?
                                    Financial Information
                                    Investment Ratings
                                    Addresses
27747 (5/04)


HOW IS THE FUND ORGANIZED?

The  Fund is a  diversified  portfolio  of  Federated  Income  Securities  Trust
(Trust).  The  Trust is an  open-end,  management  investment  company  that was established  under the laws of the  Commonwealth of Massachusetts on January 24,
1986. The Trust may offer separate  series of shares  representing  interests in separate portfolios of securities.

The Board of Trustees (the Board) has established three classes of shares of the
Fund, known as Class A Shares, Class B Shares and Class C Shares (Shares).  This
SAI relates to all classes of Shares. The Fund's investment adviser is Federated
Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which the Fund invests:

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

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Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds.

Other GSE securities receive support through federal  subsidies,  loans or other benefits.  For example,  the U.S.  Treasury is authorized to purchase  specified amounts of  securities  issued by (or  otherwise  make funds  available  to) the
Federal Home Loan Bank System,  Federal Home Loan Mortgage Corporation,  Federal
National Mortgage Association, Student Loan Marketing Association, and Tennessee
Valley Authority in support of such obligations.

A few GSEs  have no  explicit  financial  support,  but are  regarded  as having implied support because the federal government sponsors their activities.  These include the Farm Credit System,  Financing  Corporation,  and Resolution Funding
Corporation.

Investors regard agency securities as having low credit risks, but not as low as
Treasury securities.

A Fund treats  mortgage-backed  securities  guaranteed by a GSEs as if issued or guaranteed  by a federal  agency.  Although  such a guarantee  protects  against credit risks, it does not reduce market and prepayment risks.


Mortgage Backed Securities

Mortgage  backed  securities  represent  interests  in pools of  mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage  backed  securities  come in a variety  of forms.  Many have  extremely
complicated   terms.  The  simplest  form  of  mortgage  backed   securities  is
pass-though certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.  Holders of pass-through  certificates receive a pro rata share of all payments and prepayments  from the underlying  mortgages.  As a result,  the holders assume all the prepayment risks of the underlying mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs,  including interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments from an underlying  pass-through  certificate among holders of different classes of mortgage backed  securities.  This creates different  prepayment  and  market  risks  for each CMO  class.  The  degree  of increased or decreased  prepayment risks depends upon the structure of the CMOs.
However,  the actual returns on any type of mortgage backed security depend upon the  performance of the underlying  pool of mortgages,  which no one can predict and will vary among pools.

SEQUENTIAL CMOS

In a sequential  pay CMO, one class of CMOs receives all principal  payments and prepayments.  The next class of CMOs receives all principal  payments  after the first class is paid off. This process repeats for each sequential  class of CMO.
As a result,  each class of sequential pay CMOs reduces the prepayment  risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization  classes (TACs).  PACs and TACs are issued with companion  classes.
PACs and TACs receive  principal  payments and  prepayments at a specified rate.
The companion  classes receive  principal  payments and prepayments in excess of the specified rate. In addition,  PACs will receive the companion classes' share of principal  payments,  if  necessary,  to cover a shortfall in the  prepayment rate.  This helps PACs and TACs to control  prepayment  risks by increasing  the risks to their companion classes.

IOS AND POS

CMOs may  allocate  interest  payments to one class  (Interest  Only or IOs) and principal  payments to another class  (Principal  Only or POs).  POs increase in value when prepayment  rates increase.  In contrast,  IOs decrease in value when prepayments  increase,  because the underlying  mortgages generate less interest payments.  However,  IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

FLOATERS AND INVERSE FLOATERS

Another variant  allocates  interest  payments  between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as  LIBOR.  The other  class  (Inverse  Floaters)  receives  any  remaining interest  payments from the underlying  mortgages.  Floater classes receive more interest (and Inverse Floater classes receive  correspondingly less interest) as interest  rates rise.  This shifts  prepayment  and interest rate risks from the
Floater to the Inverse  Floater  class,  reducing  the price  volatility  of the
Floater class and increasing the price volatility of the Inverse Floater class.

Z CLASSES

CMOs must allocate all payments  received from the underlying  mortgages to some class. To capture any unallocated  payments,  CMOs generally have an accrual (Z)
class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens,  holders of Z class
CMOs receive all payments and prepayments.

NON-GOVERNMENTAL MORTGAGE BACKED SECURITIES

Non-governmental  mortgage backed securities (including  non-governmental  CMOs)
are issued by private entities,  rather than by U.S.  government  agencies.  The
Fund may invest in  non-governmental  mortgage backed  securities that are rated
BBB  or  higher  by a  nationally  recognized  statistical  rating  agency.  The non-governmental  mortgage  backed  securities in which the Fund invests will be treated as mortgage related asset backed  securities.  These securities  involve credit risks and liquidity risks.

Mortgage Related Asset Backed Securities

Asset  backed  securities  are  payable  from  pools of  obligations  other than mortgage backed securities issued by U.S. government agencies. Most asset backed securities  involve  consumer or commercial  debts.  The Fund will purchase only mortgage related asset backed securities, examples of which include, but are not limited to, home equity loans and manufactured housing obligations. Asset backed securities  may take the  form of  commercial  paper,  notes,  or pass-  through certificates.  Asset backed  securities have prepayment  risks. Like CMOs, asset backed  securities may be structured like Floaters,  Inverse  Floaters,  IOs and
POs.  Also,  asset  backed  securities  may be issued by a private  entity  and, although these  securities must be rated investment  grade,  they present credit risks.


COMMERCIAL MORTGAGE BACKED SECURITIES

Commercial  mortgage backed securities  ("CMBS") represent interests in mortgage loans on commercial  real estate,  such as loans for hotels,  shopping  centers, office buildings and apartment buildings.  Generally, the interest and principal payments  on these  loans are  passed on to  investors  in CMBS  according  to a schedule  of  payments.  The Fund may  invest  in  individual  CMBS  issues  or, alternately,  may gain  exposure to the overall  CMBS market by  investing  in a derivative contract, the performance of which is related to changes in the value of a domestic CMBS index.  The risks  associated  with CMBS reflect the risks of investing in the commercial real estate  securing the underlying  mortgage loans and are therefore different from the risks of other types of MBS.  Additionally,
CMBS may expose the Fund to interest rate, liquidity and credit risks.



Derivative Contracts

Derivative contracts are financial  instruments that require payments based upon changes in the values of designated  (or  underlying)  securities,  commodities, financial indices or other assets.  Some derivative  contracts (such as futures, forwards and options) require payments  relating to a future trade involving the underlying  asset.  Other derivative  contracts (such as swaps) require payments relating to the income or returns from the underlying  asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract. The Fund may also trade derivative contracts over-the-counter (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate and credit  risks,  and may also expose the Fund to liquidity  and leverage risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract. The Fund may trade in the following types of derivative contracts:

SWAPS

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the returns  derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties  might not own the assets  underlying  the swap.  The  payments  are usually made on a net basis so that,  on any given day,  the Fund would  receive
(or pay) only the amount by which its  payment  under the  contract is less than
(or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated instruments that can take many different forms, and are known by a variety of names including caps, floors and collars. Common swap agreements that the Fund may use include:

TOTAL RATE OF RETURN SWAPS

Total  rate of return  swaps  are  contracts  in which one party  agrees to make payments of the total  return from the  underlying  asset  during the  specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.


CREDIT ENHANCEMENT

Credit  enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders  and  receives  reimbursement  from the  issuer.  Normally,  the  credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase  agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price exceeds the sale price,  reflecting  the
Fund's return on the transaction.  This return is unrelated to the interest rate on the underlying security.  The Fund will enter into repurchase agreements only with  banks and other  recognized  financial  institutions,  such as  securities dealers, deemed creditworthy by the Adviser.

The Fund's  custodian or  subcustodian  will take  possession of the  securities subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security  each  day to  ensure  that the  value of the security always equals or exceeds the repurchase  price.  Repurchase  agreements are subject to credit risks.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed  delivery   transactions,   including  when-issued   transactions,   are
arrangements in which the Fund buys securities for a set price, with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its Shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

As with other  delayed  delivery  transactions,  a seller  agrees to issue a TBA security at a future date.  However,  the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example,  in a TBA mortgage backed  transaction,  the
Fund and the seller would agree upon the issuer,  interest rate and terms of the underlying  mortgages.  The seller would not  identify  the specific  underlying mortgages until it issues the security.  TBA mortgage backed securities increase interest rate risks because the underlying  mortgages may be less favorable than anticipated by the Fund.

Dollar Rolls

Dollar rolls are  transactions  where the Fund sells mortgage backed  securities with a commitment to buy similar, but not identical,  mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA mortgage  backed  securities.  Dollar rolls are subject to interest rate and credit risks.

Securities Lending

The Fund may lend  portfolio  securities  to  borrowers  that the Adviser  deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate and credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions,  the
Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily  marketable  securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily marketable assets to set aside,  it cannot  trade  assets  used to secure  such  obligations  without terminating a special transaction.

Investing in Securities of Other Investment Companies

The Fund may invest  its assets in  securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund lending program is voluntary for both borrowing and lending Federated funds,  and an inter-fund  loan is only made if it benefits  each  participating
Federated fund.  Federated Investors,  Inc. (Federated)  administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation  of  the  program.  Any  inter-fund  loan  must  comply  with  certain conditions set out in the exemption,  which are designed to assure  fairness and protect all participating Federated funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending  Federated fund than  market-competitive  rates on overnight  repurchase agreements (Repo Rate) and more attractive to the borrowing  Federated fund than the  rate of  interest  that  would  be  charged  by an  unaffiliated  bank  for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate  imposed on  inter-fund  loans is the average of the Repo Rate and the Bank
Loan Rate.

Investment Ratings

Investment Ratings for Investment Grade Securities

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally  recognized rating services.  For example,  Standard & Poor's, a rating service, assigns ratings to investment grade  securities  (AAA,  AA,  A, and BBB)  based  on  their  assessment  of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security.  Lower credit ratings correspond to higher credit risk. If a security  has not  received  a rating,  the Fund must rely  entirely  upon the
Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

Interest Rate Risks

|X|  Prices of fixed income  securities  rise and fall in response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest rates  rise,  prices  of fixed  income  securities  fall.  However,  market factors,  such as the demand for particular  fixed income  securities,  may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

|X|  Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

|X|  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money.

|X|  Many fixed income  securities  receive credit ratings from services such as
     S&P and Moody's  Investors  Service.  These services  assign ratings to securities by assessing  the  likelihood  of issuer  default.  Lower credit ratings  correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

|X|  Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity (the  "spread")  measures the  additional  interest paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

|X|  Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Prepayment Risks

|X|  Unlike traditional fixed income  securities,  which may pay a fixed rate of interest until maturity,  when the entire principal amount is due, payments on mortgage backed securities  include both interest and partial payment of principal.  This  partial  payment  of  principal  may  be  comprised  of a scheduled  principal  payment as well as an  unscheduled  payment  from the voluntary prepayment,  refinancing, or foreclosure of the underlying loans.
     These  unscheduled  payments of principal can adversely affect the price or yield of  mortgage  backed  securities.  For  example,  during  periods  of declining  interest rates,  prepayments can be expected to accelerate,  and the Fund would be required to reinvest the  proceeds at the lower  interest rates then available. In addition, like other interest-bearing  securities, the values of mortgage backed securities generally fall when interest rates rise.

|X|  Since rising  interest rates generally  result in decreased  prepayments of mortgage backed  securities,  this could cause mortgage backed  securities, this could cause  mortgage  securities  to have greater  average lives than expected  and  their  value  may  decline  more  than  other  fixed  income securities.  Conversely,  when  interest  rates fall,  their  potential for capital  appreciation  is limited due to the  existence  of the  prepayment feature.

|X|  Generally,  mortgage backed  securities  compensate for greater  prepayment risk by paying a higher  yield.  The  additional  interest paid for risk is measured by the difference  between the yield of a mortgage backed security and the  yield  of a U.S.  Treasury  security  with a  comparable  weighted average life (the  spread).  An increase in the spread will cause the price of the security to decline.  Spreads may generally  increase in response to adverse economic or market conditions.

Liquidity Risks

|X|  Liquidity risk refers to the  possibility  that the Fund may not be able to sell a  security  when it wants  to.  If this  happens,  the  Fund  will be required to continue to hold the security, and the Fund could incur losses.
     OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

|X|  Trading  opportunities are more limited for CMOs that have complex terms or that are not widely held. Additionally,  the market for CMBS developed more recently and in terms of total outstanding  principal amounts of issues, is relatively  small  compared to the overall MBS market.  These  features may make it more  difficult  to sell or buy a security at a favorable  price or time.  Consequently,  the Fund may have to  accept a lower  price to sell a security,  sell other  securities  to raise  cash or give up an  investment opportunity,  any of which  could  have a  negative  effect  on the  Fund's performance.  Infrequent trading of securities may also lead to an increase in their price volatility.


Risks of Investing in Derivatives Contracts

|X|  The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with  changes  in  the  value  of  the  underlying  asset  or if  they  are correlated, may move in the opposite direction than originally anticipated.
     Second, while some strategies involving  derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by  offsetting  favorable  price  movements in  portfolio  holdings.
     Third,  there is a risk that  derivatives  contracts  may be  mispriced  or improperly  valued  and, as a result,  the Fund may need to make  increased cash payments to the counterparty.  Finally, derivative contracts may cause the Fund to realize increased  ordinary income or short-term  capital gains
     (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts  may also  involve  other  risks such as interest  rate,  credit, liquidity and leverage risks.


Risks Associated with Complex CMOs

|X|  CMOs with complex terms, such as companion  classes,  IOs, POs, and Inverse
     Floaters,  generally entail greater market,  prepayment and liquidity risks than other mortgage backed securities.  For example,  their prices are more volatile and their trading market may be more limited.

Risks Associated with Investing in CMBS

|X|  The risks of  investing  in CMBS reflect the risks of investing in the real estate  securing the underlying  mortgage  loans.  Therefore,  the value of these  securities may change based upon actual or perceived  changes in the value of commercial  real estate in those  markets in which the  underlying property  is  located,  the ability of  commercial  borrowers  to meet loan obligations,  the ability of a property to attract and retain tenants,  and the  ability of tenants to make lease  payments.  CMBS may also  expose the
     Fund to interest rate, liquidity and credit risks.

Leverage Risks

|X|  Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Fundamental Investment Objective

The Fund's  fundamental  investment  objective is to provide current income. The investment  objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Buying or Selling Real Estate

The Fund  will not buy or sell  real  estate,  but the Fund may  invest  in real estate investment trusts,  marketable securities of companies that may represent indirect  interest in real estate,  or any investment  security that derives its value from real estate.

Underwriting
The Fund may not underwrite securities of other issuers.

Investing in Commodities
The Fund will not purchase or sell commodities or commodity contracts.

Selling Short and Buying on Margin

The Fund will not sell securities short or purchase  securities on margin but it may obtain such short-term credits as may be necessary for clearance of purchase and sale of  securities.  The Fund may purchase  and dispose of U.S.  government securities and mortgage  securities  before the issuance  thereof.  The Fund may also purchase and sell U.S.  government  securities and mortgage securities on a delayed  delivery basis.  The settlement  dates of these  transactions  shall be determined by the mutual agreement of the parties.

Issuing Senior Securities and Borrowing Money

The Fund will not borrow  money,  issue  senior  securities,  or pledge  assets, except that under certain  circumstances the Fund may borrow money and engage in reverse  repurchase  agreement  transactions  in amounts up to  one-third of the value of its net assets, including the amounts borrowed, and pledge up to 10% of the value of those assets to secure such borrowing.

The Fund will not borrow money or engage in reverse  repurchase  agreements  for investment  leverage,  but rather as a  temporary,  extraordinary,  or emergency measure to  facilitate  management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be
inconvenient  or  disadvantageous.   However,  during  the  period  any  reverse
repurchase  agreements  are  outstanding,  but only to the extent  necessary  to assure completion of the reverse repurchase  agreements,  the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Securities
The Fund will not mortgage, pledge or hypothecate securities.

Lending Cash or Securities

The Fund will not lend any assets except portfolio  securities.  (This shall not prevent  the  purchase  or holding  of U.S.  government  securities,  repurchase agreements covering U.S. government securities,  or other transactions which are permitted by the Fund's investment objective and policies or Charter.)

Diversification of Investments

With respect to securities  comprising 75% of the value of its total assets, the
Fund will not purchase securities of an one issuer (other than cash; cash items;
securities  issued or guaranteed  by the  government of the United States or its agencies or instrumentalities and repurchase  agreements  collateralized by such
U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the  securities  of that  issuer,  or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Concentration of Investments

The Fund will not make investments that will result in the  concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government  securities,  municipal  securities and bank  instruments will not be deemed to constitute an industry.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
Investment Company Act of 1940 (1940 Act). The following  limitations,  however, may be changed by the Board without shareholder  approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Illiquid Securities

The Fund will not invest more than 15% of its total assets in  securities  which are illiquid,  including repurchase  agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment,  a later increase or decrease in percentage resulting from any change in value or net assets  will not result in a  violation  of such restriction.

PORTFOLIO TURNOVER


The Fund's policy of managing its portfolio of U.S.  government  securities  and mortgage securities, including the sale of securities held for a short period of time, to achieve its  investment  objective of current income may result in high portfolio  turnover.  The Fund will not set or meet a  portfolio  turnover  rate since any turnover would be incidental to transactions  undertaken in an attempt to achieve the Fund's investment objective.  During the fiscal years ended March
31, 2004 and 2003, the portfolio  turnover rates for the Fund were 68% and 300%, respectively.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may  differ  due to the  variance  in daily net income  realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR ELIMINATING THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts (Class A Shares)

Larger  purchases of the same Share class  reduce or eliminate  the sales charge you pay. You can combine  purchases of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee  or  fiduciary  for a single  trust  estate  or a single  fiduciary account can be combined.

Accumulated Purchases  (Class A Shares)

If you make an  additional  purchase  of Shares,  you can count  previous  Share purchases still invested in the Fund in calculating the applicable  sales charge on the additional purchase.

Concurrent Purchases (Class A Shares)

You can  combine  concurrent  purchases  of the same share  class of two or more
Federated funds in calculating the applicable sales charge.

Letter of Intent (Class A Shares)

You can sign a Letter of Intent  committing to purchase a certain  amount of the same class of Shares  within a  13-month  period to combine  such  purchases  in calculating  the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you  complete the Letter of
Intent, the Custodian will release the Shares in escrow to your account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the  appropriate amount  from the Shares  held in escrow to pay the sales  charges  that were not applied to your purchases.

Reinvestment Privilege

You may reinvest,  within 120 days, your Share  redemption  proceeds at the next determined NAV without any sales charge.

Purchases by Affiliates of the Fund

The following  individuals and their immediate  family members may buy Shares at
NAV without any sales charge because there are nominal sales efforts  associated with their purchases:

o    the Trustees, employees and sales representatives of the Fund, the Adviser, the Distributor and their affiliates;

o    any  associated  person of an investment  dealer who has a sales  agreement with the Distributor; and

o    trusts, pension or profit-sharing plans for these individuals.

Purchases Through Omnibus Accounts (Class C Shares)

Class C Shares may be purchased  without an initial sales charge by any investor
who  buys  Class  C  Shares   through  an  omnibus   account  with  a  financial
intermediary,  such as a broker or a bank,  that does not  accept or charge  the initial sales charge.


Reorganizations (Class A Shares)

Class  A  Shares  may be  purchased  without  an  initial  sales  charge  by any shareholder  that  originally  became a shareholder  of the Fund pursuant to the terms of an agreement and plan of reorganization  which permits  shareholders to acquire shares at NAV.

Federated Life Members

Shareholders  of the Fund known as  "Federated  Life  Members"  are exempt  from
paying  any  front-end  sales  charge.   These  shareholders   joined  the  Fund
originally:

o    through the  "Liberty  Account,"  an account  for  Liberty  Family of Funds shareholders  on February 28, 1987 (the Liberty  Account and Liberty Family
     of Funds are no longer marketed); or

o    as Liberty  Account  shareholders  by investing  through an affinity  group prior to August 1, 1987.


REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE

These reductions or eliminations are offered because:  no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon  notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2;

o    of Shares  that  represent  a  reinvestment  within  120 days of a previous redemption;

o    of Shares held by the Trustees, employees, and sales representatives of the
     Fund, the Adviser,  the Distributor and their affiliates;  employees of any investment  professional  that sells Shares  according to a sales agreement with  the  Distributor;  and the  immediate  family  members  of the  above persons;

o    of  Shares  originally  purchased  through  a  bank  trust  department,   a
     registered  investment  adviser or  retirement  plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o    which  are  involuntary  redemptions  processed  by the  Fund  because  the accounts do not meet the minimum balance requirements; and

Class B Shares Only

o    which  are  qualifying  redemptions  of Class B Shares  under a  Systematic
     Withdrawal Program.


To keep the sales  charge as low as  possible,  the Fund  redeems your Shares in this order:

o    Shares that are not subject to a CDSC; and

o    Shares held the longest (to  determine the number of years your Shares have been held,  include the time you held shares of other  Federated funds that have been exchanged for Shares of this Fund).

The CDSC is then  calculated  using the share  price at the time of  purchase or redemption, whichever is lower.


HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.


FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:

Class A Shares
                                        Dealer Reallowance as a
                                          percentage of Public
            Purchase Amount                  Offering Price
           Less than $50,000                     5.00%
    $50,000 but less than $100,000               4.00%
    $100,000 but less than $250,000              3.25%
    $250,000 but less than $500,000              2.25%
   $500,000 but less than $1 million             1.80%
         $1 million or greater                   0.00%

------------------------------------------------------------------------------------------

            Class C Shares                 Dealer Reallowance
                                           as a Percentage of
                                         Public Offering Price

         All Purchase Amounts                    1.00%

ADVANCE COMMISSIONS

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)
                                           Advance Commission
                                           as a Percentage of
                                         Public Offering Price
            Purchase Amount
     First $1 million - $5 million               0.75%
     Next $5 million - $20 million               0.50%
           Over $20 million                      0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.
------------------------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

                                        Advance Commission
                                        as a Percentage of
                                       Public Offering Price
            Class B Shares
         All Purchase Amounts               Up to 5.50%

                                        Advance Commission
                                        as a Percentage of
                                       Public Offering Price
            Class C Shares
         All Purchase Amounts                  1.00%

------------------------------------------------------------------------------------------

RULE 12B-1 PLAN (Class B Shares and Class C Shares)


As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Rule 12b-1 Plan allows the  Distributor to contract with investment professionals to perform  activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets,  thus providing cash for orderly  portfolio  management and Share redemptions and possibly helping to stabilize or reduce other operating expenses. In addition,  the Plan is integral to the multiple class  structure of the Fund,  which promotes the sale of Shares by providing a range of options to investors.  The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.


SERVICE FEES


The Fund may pay fees not to exceed 0.25% of average  daily net assets  (Service
Fees) to investment  professionals  or Federated  Shareholder  Services  Company
(FSSC),  a subsidiary of Federated,  for providing  services to shareholders and maintaining shareholder accounts.  Under certain agreements,  rather than paying investment  professionals  directly,  the Fund may pay Service  Fees to FSSC and
FSSC will use the fees to compensate investment professionals.


SUPPLEMENTAL PAYMENTS


Investment  professionals may be paid fees, in significant  amounts,  out of the assets  of the  Distributor.  These  fees do not  come out of Fund  assets.  The
Distributor may be reimbursed by the Adviser or its affiliates.

These  supplemental  payments  may be based  upon such  factors as the number or value of Shares  the  investment  professional  sells or may sell;  the value of client assets invested; and/or the type and nature of services, sales support or marketing support furnished by the investment professional. In addition to these supplemental  payments,  an investment  professional  may also receive  payments under the Rule 12b-1 Plan and/or Service Fees.


SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity  could receive less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under  certain  circumstances,  shareholders  may be held  personally  liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely  event a shareholder is held  personally  liable for the Trust's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

All  Shares of the Trust  have  equal  voting  rights,  except  that in  matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting.  A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Trust's  outstanding  Shares of all series entitled to vote.


As of May 12, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class B Shares:  Citigroup Global Markets, Inc.,
New York, NY, owned approximately 4,682,592 Shares (10.99)%.

As of May 12, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Class C Shares:  MLPF&S,  Jacksonville,  FL, owned approximately 2,544,181 Shares (20.67)%.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

The Fund will be treated as a single,  separate  entity for  federal  income tax purposes so that  income  earned and  capital  gains and losses  realized by the
Trust's other portfolios will be separate from those realized by the Fund.


The Fund is  entitled  to a loss  carry-forward,  which may reduce  the  taxable income or gain that the Fund would realize,  and to which the shareholder  would be subject, in the future.


WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is  responsible  for  managing  the Trust's  business  affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA. The Trust  comprises five portfolios and the Federated
Fund Complex  consists of 44 investment  companies  (comprising 136 portfolios).
Unless  otherwise  noted,  each Officer is elected  annually.  Unless  otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex;
serves  for an  indefinite  term;  and  also  serves  as a Board  member  of the following investment company complexes:  Banknorth Funds-four portfolios; Golden
Oak(R) Family of Funds-seven portfolios and WesMark Funds-five portfolios.


As of May 12, 2004,  the Fund's Board and Officers as a group owned less than 1%
of the Fund's outstanding Class A Shares, Class B Shares and Class C Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                                         Compensation
      Address                                             Aggregate    From Trust and
Positions Held with                                      Compensation  Federated Fund
       Trust          Principal Occupation(s) for Past    From Trust       Complex
 Date Service Began    Five Years, Other Directorships      (past      (past calendar
                        Held and Previous Position(s)    fiscal year)       year)

                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND TRUSTEE  Investors, Inc.
Began serving:        ---------------------------------
January 1986
                      Previous Positions: Trustee,
                      Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
TRUSTEE               Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
January 2000          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director      $937.92        $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
TRUSTEE               University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.
------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

        Name                                                                Total
     Birth Date                                                         Compensation
      Address                                             Aggregate    From Trust and
Positions Held with                                      Compensation  Federated Fund
       Trust          Principal Occupation(s) for Past    From Trust       Complex
 Date Service Began    Five Years, Other Directorships      (past      (past calendar
                        Held and Previous Position(s)    fiscal year)       year)

                      Principal Occupation: Director      $1,031.73       $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
TRUSTEE               Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
October 1995          University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $1,031.73       $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Grubb &           Corporation; Partner or Trustee
Ellis/Investment      in private real estate ventures
Properties            in Southwest Florida.
Corporation
3838 North Tamiami    Previous Positions: President,
Trail                 Investment Properties
Suite 402             Corporation; Senior Vice
Naples, FL            President, John R. Wood and
TRUSTEE               Associates, Inc., Realtors;
Began serving:        President, Naples Property
November 1991         Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $1,031.73       $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
TRUSTEE               Corporation (engineering and
Began serving:        energy services worldwide).
February 1998
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director       $937.92        $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
TRUSTEE               Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
January 1999          business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director       $937.92        $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex; Management Consultant.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
TRUSTEE               Previous Positions:
Began serving:        Representative, Commonwealth of
November 1991         Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $1,031.73       $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
TRUSTEE               Previous Positions: Chief
Began serving:        Executive Officer, PBTC
January 2000          International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

John E. Murray,       Principal Occupations: Director     $1,125.51       $178,200
Jr., J.D., S.J.D.     or Trustee of the Federated Fund
Birth Date:           Complex; Chancellor and Law
December 20, 1932     Professor, Duquesne University;
Chancellor,           Partner, Murray, Hogue &
Duquesne University   Lannis.
Pittsburgh, PA
TRUSTEE               Other Directorships Held:
Began serving:        Director, Michael Baker Corp.
February 1995         (engineering, construction,
                      operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director     $937.92        $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
TRUSTEE
Began serving:        Previous Positions: National
January 1986          Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director     $937.92        $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
TRUSTEE               Director, Manufacturers
Began serving:        Products, Inc. (distributor of
January 2000          portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.

OFFICERS**
------------------------------------------------------------------------------------------
Name
Birth Date
Address
Positions Held with Trust
------------------------------------------------------------------------------------------
Date Service Began                Principal Occupation(s) and Previous Position(s)

                              Principal Occupations: Executive Vice President and
John W. McGonigle             Secretary of the Federated Fund Complex; Executive Vice
Birth Date: October 26, 1938  President, Secretary and Director, Federated Investors,
EXECUTIVE VICE PRESIDENT AND  Inc.
SECRETARY
Began serving: January 1986   Previous Positions: Trustee, Federated Investment
                              Management Company and Federated Investment Counseling;
                              Director, Federated Global Investment Management Corp.,
                              Federated Services Company and Federated Securities
                              Corp.

                              Principal Occupations: Principal Financial Officer and
Richard J. Thomas             Treasurer of the Federated Fund Complex; Senior Vice
Birth Date: June 17, 1954     President, Federated Administrative Services.
TREASURER
Began serving: November 1998  Previous Positions: Vice President, Federated
                              Administrative Services; held various management
                              positions within Funds Financial Services Division of
                              Federated Investors, Inc.

                              Principal Occupations: Vice Chairman or Vice President
Richard B. Fisher             of some of the Funds in the Federated Fund Complex;
Birth Date: May 17, 1923      Vice Chairman, Federated Investors, Inc.; Chairman,
VICE PRESIDENT                Federated Securities Corp.
Began serving: January 1986
                              Previous Positions: President and Director or Trustee
                              of some of the Funds in the Federated Fund Complex;
                              Executive Vice President, Federated Investors, Inc. and
                              Director and Chief Executive Officer, Federated
                              Securities Corp.
                              Principal Occupations: Chief Investment Officer of this
William D. Dawson, III        Fund and various other Funds in the Federated Fund
Birth Date: March 3, 1949     Complex; Executive Vice President, Federated Investment
CHIEF INVESTMENT OFFICER      Counseling, Federated Investment Management Company and
Began serving: November 1998  Passport Research, Ltd.

                              Previous Positions: Executive Vice President and Senior
                              Vice President, Federated Investment Counseling
                              Institutional Portfolio Management Services Division;
                              Senior Vice President, Federated Investment Management
                              Company and Passport Research, Ltd.
                              Joseph M. Balestrino is Vice President of the Trust.
Joseph M. Balestrino          Mr. Balestrino joined Federated in 1986 and has been a
Birth Date: November 3, 1954  Senior Portfolio Manager and Senior Vice President of
VICE PRESIDENT                the Fund's Adviser since 1998. He was a Portfolio
Began serving: November 1998  Manager and a Vice President of the Fund's Adviser from
                              1995 to 1998. Mr. Balestrino served as a Portfolio
                              Manager and an Assistant Vice President of the Adviser
                              from 1993 to 1995. Mr. Balestrino is a Chartered
                              Financial Analyst and received his Master's Degree in
                              Urban and Regional Planning from the University of
                              Pittsburgh.
                              Randall S. Bauer is Vice President of the Trust. Mr.
Randall S. Bauer              Bauer joined Federated in 1989 and has been a Portfolio
Birth Date: November 16, 1957 Manager and a Vice President of the Fund's Adviser
VICE PRESIDENT                since 1994. Mr. Bauer is a Chartered Financial Analyst
Began serving: November 1998  and received his M.B.A. in Finance from Pennsylvania
                              State University.
**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------------------

Thomas R.  Donahue,  Chief  Financial  Officer,  Vice  President,  Treasurer and
Assistant  Secretary  of  Federated  and an officer of its various  advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University,  Pittsburgh,  Pennsylvania, since May 12, 2000. Mr. John
E.  Murray,  Jr., an  Independent  Trustee of the Fund,  served as  President of
Duquesne from 1988 until his  retirement  from that position in 2001, and became
Chancellor of Duquesne on August 15, 2001.  It should be noted that Mr.  Donahue abstains  on any matter  that comes  before  Duquesne's  Board that  affects Mr.
Murray personally.

COMMITTEES OF THE BOARD
                                                                           Meetings
                                                                             Held
Board         Committee                                                     During
Committee      Members                   Committee Functions                 Last
                                                                            Fiscal
                                                                              Year
Executive                     In between meetings of the full Board,          One
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Trust in such manner as the Executive
                              Committee shall deem to be in the best
                              interests of the Trust.  However, the
                              Executive Committee cannot elect or
                              remove Board members, increase or
                              decrease the number of Trustees, elect or
                              remove any Officer, declare dividends,
                              issue shares or recommend to shareholders
                              any action requiring shareholder approval.

Audit                         The Audit Committee reviews and                 Four
          Thomas G. Bigley    recommends to the full Board the
          John T. Conroy,     independent auditors to be selected to
          Jr.                 audit the Fund/s' financial statements;
          Nicholas P.         meets with the independent auditors
          Constantakis        periodically to review the results of the
          Charles F.          audits and reports the results to the
          Mansfield, Jr.      full Board; evaluates the independence of
                              the auditors, reviews legal and
                              regulatory matters that may have a
                              material effect on the financial
                              statements, related compliance policies
                              and programs, and the related reports
                              received from regulators; reviews the
                              Fund`s internal audit function; reviews
                              compliance with the Fund`s code of
                              conduct/ethics; reviews valuation issues;
                              monitors inter-fund lending transactions;
                              reviews custody services and issues and
                              investigates any matters brought to the
                              Committee's attention that are within the
                              scope of its duties.

Board ownership of shares in the fund and in the Federated  family of Investment companies AS OF DECEMBER 31, 2002
------------------------------------------------------------------------------------------
                                                                 Aggregate
                                                                 Dollar Range of
                                                                 Shares Owned in
                                          Dollar Range of        Federated Family of
Interested                                Shares Owned           Investment Companies
Board Member Name                         in Fund

John F. Donahue                           None                   Over $100,000
J. Christopher Donahue                    None                   Over $100,000
Lawrence D. Ellis, M.D.                   $1.00-$10,000          Over $100,000

Independent
Board Member Name

Thomas G. Bigley                          None                   Over $100,000
John T. Conroy, Jr.                       None                   Over $100,000
Nicholas P. Constantakis                  None                   Over $100,000
John F. Cunningham                        Over $100,000          Over $100,000
Peter E. Madden                           None                   Over $100,000
Charles F. Mansfield, Jr.                 None                   $50,001 - $100,000
John E. Murray, Jr., J.D., S.J.D.         None                   Over $100,000
Marjorie P. Smuts                         None                   Over $100,000
John S. Walsh                             None                   Over $100,000

------------------------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management  philosophy,  personnel and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the Federated funds'  administrator and transfer agent).  The reports also  discuss  any  indirect  benefit  Federated  may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund.


Services Agreement

Federated  Advisory  Services  Company,  an affiliate  of the Adviser,  provides certain support  services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.


Other Related Services

Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these  people to trade in  securities,  including  those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its  shareholders  from abuses in this area,  such as requirements to obtain prior approval for, and to report, particular transactions.


Voting Proxies on Fund Portfolio Securities

The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies

The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


BROKERAGE TRANSACTIONS

When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria,  the Adviser may give  consideration to those firms which have sold or are selling Shares of the Fund and other funds  distributed  by the  Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions  and selects brokers and dealers subject to review by the Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests  in,  or  disposes  of,  the same  security,  available  investments  or opportunities for sales will be allocated among the Fund and the account(s) in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to  participate  in volume  transactions  may  benefit  the Fund,  it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated  Administrative  Services  (FAS), a subsidiary of Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  FAS provides  these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                                     Average Aggregate Daily
                                        Net Assets of the
  Maximum Administrative Fee             Federated Funds
         0.150 of 1%                 on the first $5 billion
         0.125 of 1%                  on the next $5 billion
         0.100 of 1%                 on the next $10 billion
         0.075 of 1%                on assets over $20 billion

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.
------------------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping  services with respect to
the  Fund's  portfolio   investments  for  a  fee  based  on  Fund  assets  plus
out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services Company,  through its registered  transfer agent subsidiary,
FSSC,  maintains all necessary  shareholder  records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS
The independent  auditor for the Fund,  Deloitte &  Touche LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES
For the Year Ended March 31        2004                 2003            2002
Advisory Fee Earned             $6,279,364           $6,477,149      $5,873,609
Advisory Fee Waiver               16,662                 --              --
Advisory Fee Reimbursement        17,790               33,583          19,208
Administrative Fee               1,107,540            1,044,085       864,784
12b-1 Fee:
 Class B Shares                  3,065,754               --              --
 Class C Shares                   919,851                --              --
Shareholder Services Fee:
  Class A Shares                 2,147,759               --              --
  Class B Shares                 1,021,918               --              --
  Class C Shares                  306,617                --              --

------------------------------------------------------------------------------------------

Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.

Average Annual Total Returns and Yield

Total  returns  are  given for the  one-year,  five-year,  ten-year  or Start of
Performance
periods ended March 31, 2004.

Yield is given for the 30-day period ended March 31, 2004.

                                    30-Day Period       1 Year       5 Years     10 Years
Class A Shares:
Total Return
  Before Taxes                           N/A            (1.02)%       5.09%       5.92%
  After Taxes on                         N/A            (2.44)%       2.83%       3.41%
  Distributions
  After Taxes on                         N/A            (0.68)%       2.91%       3.44%
  Distributions and Sale
  of Shares
Yield                                   3.96%             N/A          N/A         N/A
------------------------------------------------------------------------------------------------

                                                                                Start of
                                                                                Performance on
                                    30-Day Period       1 Year       5 Years    7/26/1994
Class B Shares:
Total Return
  Before Taxes                           N/A            (2.56)%       4.93%       5.93%
  After Taxes on                         N/A            (3.77)%       2.94%       3.67%
  Distributions
  After Taxes on                         N/A            (1.68)%       2.96%       3.64%
  Distributions and Sale
  of Shares
Yield                                   3.37%             N/A          N/A         N/A

------------------------------------------------------------------------------------------------

                                    30-Day Period       1 Year       5 Years     10 Years
Class C Shares:
Total Return
  Before Taxes                           N/A             0.90%       5.04%       5.46%
  After Taxes on                         N/A            (0.29)%      3.09%       3.27%
  Distributions
  After Taxes on                         N/A             0.57%       3.07%       3.27%
  Distributions and Sale
  of Shares
Yield                                   3.33%            N/A         N/A         N/A

------------------------------------------------------------------------------------------------

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period and is reinvested every six months The yield does not necessarily reflect income actually earned by Shares because of certain adjustments  required by the
SEC and,  therefore,  may not correlate to the dividends or other  distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may  quote  information  from  reliable  sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Lehman Brothers Five-Year Treasury Bellwether Index
Lehman  Brothers  Five-Year  Treasury  Bellwether  Index is an  unmanaged  index comprised of U.S.  government  Treasury  Bonds with an average  maturity of five years.

Lehman Brothers Mortgage Backed Securities Index
Lehman Brothers  Mortgage Backed Securities Index is an unmanaged index composed of all fixed securities backed by mortgage pools of Government National Mortgage
Association (GNMA),  Federal National Mortgage Association and Federal Home Loan
Mortgage Corporation, including GNMA Graduated Payment Mortgages.

Lipper, Inc.
Lipper,   Inc.  ranks  funds  in  various   categories  by  making   comparative
calculations  using total return.  Total return assumes the  reinvestment of all capital  gains  distributions  and income  dividends  and takes into account any change in net asset value over a specific period of time. From time to time, the
Fund will quote its Lipper  ranking in the "U.S.  Mortgage  Funds"  category  in advertising and sales literature.

Merrill Lynch 2-Year Treasury Index
Merrill Lynch 2-Year  Treasury Index is an unmanaged  index tracking 2-year U.S.
government securities.

Merrill Lynch 5-Year Treasury Index
Merrill Lynch 5-Year  Treasury Index is an unmanaged  index tracking 5-year U.S.
government securities.

Morningstar, Inc.
Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates  more  than  1,000
NASDAQ-listed  mutual  funds of all  types,  according  to  their  risk-adjusted returns.  The maximum  rating is five stars,  and ratings are  effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

Federated  is  dedicated  to  meeting  investor  needs  by  making   structured,
straightforward  and  consistent  investment  decisions.   Federated  investment
products  have  a  history  of  competitive  performance  and  have  gained  the confidence of thousands of financial institutions and individual investors.

Federated's   disciplined  investment  selection  process  is  rooted  in  sound methodologies  backed by  fundamental  and  technical  research.  At  Federated, success in investment management does not depend solely on the skill of a single portfolio  manager.  It is a fusion of individual  talents and  state-of-the-art industry tools and resources.  Federated's  investment process involves teams of portfolio  managers  and  analysts,  and  investment  decisions  are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

Federated Funds overview

Municipal Funds

In the  municipal  sector,  as of December 31, 2003,  Federated  managed 14 bond funds with  approximately  $3.8 billion in assets and 22 money market funds with approximately $23.0 billion in total assets. In 1976,  Federated  introduced one of the first  municipal  bond mutual funds in the industry and is now one of the largest  institutional  buyers  of  municipal  securities.  The  Funds may quote statistics  from  organizations  including The Tax  Foundation  and the National
Taxpayers Union regarding the tax obligations of Americans.

Equity Funds

In the  equity  sector,  Federated  has more  than 32 years'  experience.  As of
December 31, 2003,  Federated  managed 36 equity  funds  totaling  approximately
$25.6 billion in assets across  growth,  value,  equity  income,  international, index and sector (i.e. utility) styles.  Federated's  value-oriented  management style combines  quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

Corporate Bond Funds

In the  corporate  bond sector,  as of December 31, 2003,  Federated  managed 11 money market funds and 4 bond funds with assets  approximating $61.7 billion and
$3.4 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 30 years of experience in the  corporate  bond  sector.  In 1972,  Federated  introduced  one of the first high-yield bond funds in the industry.  In 1983,  Federated was one of the first fund managers to participate  in the asset backed  securities  market,  a market totaling more than $209 billion.

Government Funds

In the government sector, as of December 31, 2003,  Federated managed 7 mortgage backed, 3 multi-sector  government funds, 4 government/agency  and 19 government money market mutual funds, with assets approximating $4.9 billion, $0.9 billion,
$2.9 billion and $56.2 billion,  respectively.  Federated  trades  approximately
$90.4 billion in U.S. government and mortgage backed securities daily and places
approximately  $35  billion  in  repurchase   agreements  each  day.   Federated
introduced  the first U.S.  government  fund to invest in U.S.  government  bond securities  in  1969.  Federated  has  been a  major  force  in the  short-  and
intermediate-term   government   markets  since  1982  and   currently   manages
approximately $50 billion in government funds within these maturity ranges.

Money Market Funds

In the money  market  sector,  Federated  gained  prominence  in the mutual fund industry in 1974 with the creation of the first institutional money market fund.
Simultaneously,  the company  pioneered the use of the amortized  cost method of accounting for valuing  shares of money market funds, a principal  means used by money  managers  today to value money  market  fund  shares.  Other  innovations include the first  institutional  tax-free money market fund. As of December 31,
2003,  Federated  managed $136.2 billion in assets across 52 money market funds, including 19  government,  10 prime,  22 municipal and 1  euro-denominated  with assets  approximating  $56.2 billion,  $59.4  billion,  $20.6 billion and $173.9 million, respectively.

The  Chief  Investment  Officers   responsible  for  oversight  of  the  various
investment  sectors  within  Federated  are:  Global Equity - Stephen F. Auth is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international  equity  products;  Global Fixed Income - William D. Dawson III is
responsible   for  overseeing   the  management  of  Federated's   domestic  and
international fixed income and high yield products.

Mutual Fund Market

Forty-nine  percent of American  households are pursuing their  financial  goals through mutual funds.  These investors,  as well as businesses and institutions, have entrusted over $6.2 trillion to the  approximately  8,300 funds  available, according to the Investment Company Institute.

Federated Clients Overview

Federated  distributes  mutual funds through its  subsidiaries  for a variety of investment purposes. Specific markets include:

Institutional Clients

Federated  meets  the  needs  of  approximately  3,035   institutional   clients
nationwide  by managing and servicing  separate  accounts and mutual funds for a
variety  of  purposes,   including  defined  benefit  and  defined  contribution
programs, cash management, and asset/liability management. Institutional clients
include     corporations,     pension     funds,     tax    exempt     entities,
foundations/endowments,   insurance  companies,  and  investment  and  financial
advisers.

Bank Marketing

Other   institutional   clients   include   more  than  1,600  banks  and  trust
organizations.  Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated  funds are  available  to  consumers  through  major  brokerage  firms nationwide--Federated  has  over  2,000  broker/dealer  and  bank  broker/dealer relationships across the  country--supported  by more wholesalers than any other mutual fund  distributor.  Federated's  service to financial  professionals  and institutions has earned it high ratings in several surveys  performed by DALBAR,
Inc.  DALBAR  is  recognized  as the  industry  benchmark  for  service  quality measurement.

FINANCIAL INFORMATION

The Financial  Statements  for the Fund for the fiscal year ended March 31, 2004 are  incorporated  herein by reference to the Annual Report to  Shareholders  of
Federated Fund for U.S. Government Securities dated March 31, 2004.

INVESTMENT RATINGS

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Highest  credit  quality.  'AAA' ratings  denote the lowest  expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit  quality.  'AA' ratings  denote a very low  expectation  of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good  credit quality.  'BBB' ratings indicate that there is currently a low expectation  of credit  risk.  The  capacity  for timely  payment  of  financial commitments is considered adequate,  but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment-grade category.

BB--Speculative.  'BB' ratings  indicate that there is a  possibility  of credit risk  developing,  particularly  as the result of adverse  economic  change over time;  however,  business or  financial  alternatives  may be available to allow financial  commitments  to be met.  Securities  rated in this  category  are not investment grade.

B--Highly  speculative.  'B' ratings  indicate that  significant  credit risk is present,  but a limited  margin of safety  remains.  Financial  commitments  are currently being met; however,  capacity for continued payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC,  C--High  default  risk.  Default is a real  possibility.  Capacity for meeting  financial  commitments  is solely  reliant upon  sustained,  favourable business or economic developments.  A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers  rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term debt  obligations.  Prime-1 repayment ability  will  often  be  evidenced  by many of the  following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers  rated  Prime-2  (or  supporting  institutions)  have a  strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above, but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1-- A short-term  obligation  rated 'A-1' is rated in the highest  category by
Standard & Poor's.  The obligor's capacity to meet its financial  commitment on the  obligation is strong.  Within this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term  obligation  rated 'A-2' is somewhat more  susceptible to the adverse  effects  of changes  in  circumstances  and  economic  conditions  than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

Fitch Ratings Commercial Paper Rating Definitions

F-1--Indicates   the  strongest   capacity  for  timely   payment  of  financial
commitments relative to other issuers or issues in the same country. Under their national  rating  scale,  this  rating is  assigned  to the "best"  credit  risk relative  to all others in the same  country  and is  normally  assigned  to all financial  commitments  issued or guaranteed by the sovereign  state.  Where the credit risk is particularly strong, a "+" is added to the assigned rating.

F-2--  Indicates  a  satisfactory  capacity  for  timely  payment  of  financial commitments  relative to other issuers or issues in the same  country.  However, the margin of safety is not as great as in the case of the higher ratings.

Addresses

Federated Fund for U.S. Government Securities

Class A Shares
Class B Shares
Class C Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            (a)   (i)      Conformed copy of Restatement and Amendment #8 to the
                           Declaration of Trust of the Registrant; (13)
                  (ii)     Conformed copy of Amendment No. 9 to the Restated and
                           Amended Declaration of Trust of the Registrant; (14)
                  (iii)    Conformed copy of Amendment No. 10 to the Declaration
                           of Trust of the Registrant; (14)
                  (iv)     Conformed copy of Amendment No. 11 to the Declaration
                           of Trust of the Registrant (16)
                  (v)      Conformed copy of Amendment No. 12 to the Declaration
                           of Trust of the Registrant (17)
            (b)   (i)      Copy of Amended and Restated By-Laws of the Registrant; (6)
                  (ii)     Copy of Amendment No. 4 to the By-Laws of the Registrant; (11)
                  (iii)    Copy of Amendment No. 5 to the By-Laws of the Registrant; (11)
                  (iv)     Copy of Amendment No. 6 to the By-Laws of the Registrant; (11)
                  (v)      Copy of Amendment No. 7 to the By-Laws of the Registrant; (11)
                  (vi)     Copy of Amendment No. 8 to the By-Laws of the Registrant; (15)
                  (vii)    Copy of Amendment No. 9 to the By-Laws of the Registrant (16)
            (c)            Copy of Specimen Certificate for Shares of Beneficial Interest
                           of the Registrant; (8)
            (d)   (i)      Conformed copy of Investment Advisory Contract of the
                           Registrant (including Exhibit A); (12)
                  (ii)     Conformed copy of Exhibit B to the Investment Advisory
                           Contract of the Registrant; (12)
                  (iii)    Conformed copy of Exhibit C to the Investment Advisory
                           Contract of the Registrant; (14)
                  (iv)     Conformed copy of Exhibit D to the Investment Advisory
                           Contract of the Registrant (16)
                  (v)      Conformed copy of Amendment to Investment Advisory Contract of
                           Registrant; (13)
                  (vi)     Conformed copy of Investment Advisory Contract of the
                           Registrant (Federated Capital Income Fund only); (15)
                  (vii)    Conformed copy of Investment Sub-Advisory Agreement of the
                           Registrant (Federated Capital Income Fund only); (15)
                  (viii)   Conformed copy of Assignment of Investment Advisory contract of the Registrant (Federated Capital Income Fund only); (16)
                  (ix)     Conformed copy of the Sub-Advisory Agreement including Exhibit
                           A of the Registrant(Federated Capital Income Fund only); (16)
                  (x)      Conformed copy of Assignment of Investment Advisory Contract of the Registrant (Federated Muni and Stock Advantage Fund only); (16)
                  (xi)     Conformed copy of Sub-Advisory Agreement including Exhibit A of the Registrant (Federated Muni and Stock Advantage Fund only); (16)
            (e)   (i)      Conformed copy of Distributor's Contract, of the Registrant
                           (including Exhibits A and B); 12
                  (ii)     Conformed copy of Exhibit C to Distributor's Contract of the
                           Registrant; (8)
                  (iii)    Conformed copy of Exhibit D to Distributor's Contract of the
                           Registrant; (8)
                  (iv)     Conformed copy of Exhibit E to the Distributor's Contract of the Registrant; (14)
                  (v)      Conformed copy of Exhibit F to the Distributor's Contract of the Registrant; (14)
                  (vi)     Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (15)
                  (vii)    Conformed copy of Exhibit H to the Distributor's Contract of the Registrant; (15)
                  (viii)   Conformed copy of Exhibit I to the Distributor's Contract of the
                           Registrant; (15)
                  (ix)     Conformed copy of Exhibit J, Exhibit K, Exhibit L and Exhibit M to the
                           Distributor's Contract of the Registrant (16)
                  (x)      Conformed copy of Amendment to Distributor's Contract of
                           Registrant; (13)
                  (xi)     Conformed copy of Amendment dated October 01, 2003
                           to Distributor's Contract of the Registrant (16)
                  (xii)    Conformed copy of Distributor's Contract of the Registrant
                           (Class B Shares of Federated Capital Income Fund only); (15)
                  (xiii)   The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds
                           Service Agreement; and Plan/Trustee Mutual Funds Service
                           Agreement from Item 24(b)(6) of the Cash Trust Series II
                           Registration Statement on Form N-1A, filed with the Commission on July 24, 1995 (File Nos. 33-38550 and 811-6269);
            (f)            Not applicable;
            (g)   (i)      Conformed copy of Custodian Agreement of the Registrant; (10)
                  (ii)     Conformed copy of Custodian Fee Schedule; (11)
                  (iii)    Conformed copy of Amendment to Custodian Contract; (13)
            (h)   (i)      Conformed copy of Amended and Restated Agreement for Fund
                           Accounting Services, Administrative Services, Shareholder
                           Transfer Agency Services and Custody Services Procurement;
                           (11)
                  (ii)     The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the
                           Amended & Restated Agreement for Fund Accounting Services,
                           Administrative Services, Transfer Agency Services and Custody
                           Services Procurement from Item 23 (h)(v) of the Federated
                           U.S. Government Securities: 2-5 Years Registration Statement
                           of Form N-1A, filed with the Commission on March 30, 2004.
                           (File Nos.2-75769 and 811-3387);
                  (iii)    The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the
                           Amended No. 3 to the Amended & Restated Agreement for Fund
                           Accounting Services, Administrative Services, Transfer Agency
                           Services and Custody Services Procurement from Item 23 (h)(v)
                           of the Federated U.S. Government Securities: 2-5 Years
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 30, 2004.  (File Nos. 2-75769 and
                           811-3387);
                  (iv)     The Registrant hereby incorporates the conformed copy of the
                           Second Amended and Restated Services Agreement from Item
                           (h)(v) of the Investment Series Funds, Inc. Registration
                           Statement on Form N-1A, filed with the Commission on January
                           23, 2002 (File Nos. 33-48847 and 811-07021).
                  (v)      Copy of Second Amended and Restated Shareholder Services
                           Agreement; (13)
                  (vi)     Conformed copy of Principal Shareholder Services Agreement
                           (Class B Shares of Federated Capital Income Fund only); (15)
                  (vii)    Conformed copy of Shareholder Services Agreement (Class B
                           Shares of Federated Capital Income Fund only); (15)
                  (viii)   The responses and exhibits described in Item 23(e)(xiii) are hereby incorporated by reference;
                  (ix)     The Registrant hereby incorporates by reference the conformed copy of the
                           Agreement for Administrative Services from Item
                           23(h)(vix) of the Federated Index Trust Registration
                           Statement on form N-1A, filed with the Commission on
                           December 30, 2003. (File Nos. 33-33852 and 811-6061).
                  (x)      The Registrant Hereby incorporates by reference the conformed copy of the
                           Financial Administration and Accounting Services
                           Agreement from Item 23(h)(v) of the Federated Limited
                           Duration Government Fund, Inc. Registration Statement on
                           Form N-1A, filed with the Commission on April 26, 2004.
                           (File Nos. 33-41004 and 811-6307);
            (i)            Conformed copy of Opinion and Consent of Counsel as to
                           legality of shares being registered; (13)
            (j)            Conformed copy of Consent of Independent Auditors; +
            (k)            Not applicable;
            (l)            Not applicable;
            (m)   (i)      Conformed copy of Distribution Plan of the Registrant
                           (including Exhibit A through E); +
                  (ii)     The responses described in Item 23(e)(xiii) are hereby
                           incorporated by reference;
            (n)            The Registrant hereby incorporates the conformed copy of the
                           Multiple Class Plan from Item (n) of the Federated GNMA Trust
                           Registration Statement on Form N-1A, filed with the
                           Commission on March 29, 2004.  (File Nos. 2-75670 and
                           811-3375);
            (o)   (i)      Conformed copy of Power of Attorney of the Registrant; (12)
                  (ii)     Conformed copy of Power of Attorney of Chief Investment
                           Officer of the Registrant; (13)
                  (iii)    Conformed copy of Power of Attorney of Trustees of the
                           Registrant; (13)
            (p)            The Registrant hereby incorporates the conformed copy of the
                           Code of Ethics for Access Persons from Item 23 (p) of the
                           Money Market Obligations Trust Registration Statement on Form
                           N-1A filed with the Commission on February 26, 2004 (File
                           Nos. 33-31602 and 811-5950).

+     All exhibits are being filed electronically.

6.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 15 on Form N-1A filed April 30, 1993.  (File Nos. 33-3164 and
     811-4577).

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 19 on Form N-1A filed October 12, 1993.  (File Nos.  33-3164 and 811-4577).

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 20 on Form N-1A filed June 7, 1994.  (File Nos.  33-3164 and
     811-4577).

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 24 on Form N-1A filed June 23, 1995.  (File Nos.  33-3164 and
     811-4577).

11.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 30 on Form N-1A filed June 29, 1998.  (File Nos.  33-3164 and
     811-4577).

12.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 32 on Form N-1A filed August 26, 1999. (File Nos. 33-3164 and
     811-4577).

13.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 35 on Form N-1A filed June 26, 2002.  (File Nos.  33-3164 and
     811-4577).

14.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 39 on Form N-1A filed May 29, 2003.  (File Nos.  33-3164 and
     811-4577).

15.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 40 on Form N-1A filed June 30, 2003.  (File Nos.  33-3164 and
     811-4577).

16.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment  No. 42 on Form N-1A filed January 30, 2004.  (File Nos.  33-3164 and 811-4577).

17.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 43 on Form N-1A filed March 31, 2004.  (File Nos. 33-3164 and
     811-4577).

Item 24.    Persons Controlled by or Under Common Control with the Fund:

            None

Item 25.    Indemnification: (4)

Item 26.    Business and Other Connections of Investment Adviser:

     For a description of the other business of the investment adviser,  see the section entitled "Who Manages the Fund?" in Part A. The  affiliations  with the  Registrant  of four of the  Trustees  and one of the  Officers  of the investment  adviser are included in Part B of this  Registration  Statement under "Who  Manages  and  Provides  Services  to the  Fund?" The  remaining
     Trustees of the investment  adviser and, in  parentheses,  their  principal occupations  are: Thomas R. Donahue,  (Chief Financial  Officer,  Federated
     Investors,  Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark
     D. Olson (a principal of the firm, Mark D. Olson & Company,  L.L.C. and
     Partner,  Wilson,  Halbrook & Bayard,  P.A.), 800 Delaware Avenue, P.O.
     Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                J. Scott Albrecht
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                John T. Gentry
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                Gina Jacobs
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Richard J. Gallo
                                                Kathyrn P. Glass
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Teri Lynn Moore
                                                Bob Nolte
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Secretary:                            Jay S. Neuman

Assistant Treasurer:                            Denis McAuley, III

          The business address of each of the Officers of the investment adviser
          is  Federated  Investors  Tower,  1001  Liberty  Avenue,   Pittsburgh,
          Pennsylvania  15222-3779.  These  individuals  are also  officers of a majority of the investment advisers to the investment companies in the
          Federated  Fund  Complex  described  in  Part B of  this  Registration
          Statement.

Item 27.    Principal Underwriters:

     (a)  Federated   Securities   Corp.  the  Distributor  for  shares  of  the
          Registrant,  acts as principal  underwriter for the following open-end investment companies, including the Registrant:

          Cash Trust Series,  Inc.; Cash Trust Series II;  Federated  Adjustable
          Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated
          Core Trust;  Federated  Core Trust II, L.P.;  Federated  Equity Funds;
          Federated Equity Income Fund, Inc.; Federated Fixed Income Securities,
          Inc.;  Federated GNMA Trust;  Federated  Government Income Securities,
          Inc.;  Federated  High Income Bond Fund,  Inc.;  Federated  High Yield
          Trust;  Federated  Income  Securities  Trust;  Federated Income Trust;
          Federated  Index  Trust;  Federated   Institutional  Trust;  Federated
          Insurance Series;  Federated  International  Series,  Inc.;  Federated
          Investment Series Funds, Inc.;  Federated Limited Duration  Government
          Fund,  Inc.;  Federated  Managed  Allocation   Portfolios;   Federated
          Municipal  Opportunities Fund, Inc.;  Federated  Municipal  Securities
          Fund, Inc.;  Federated  Municipal  Securities Income Trust;  Federated
          Premier   Intermediate   Municipal  Income  Fund;   Federated  Premier
          Municipal Income Fund; Federated Short-Term Municipal Trust; Federated
          Stock and Bond Fund,  Inc.;  Federated  Stock Trust;  Federated  Total
          Return  Government  Bond Fund;  Federated  Total Return Series,  Inc.;
          Federated  U.S.  Government  Bond  Fund;   Federated  U.S.  Government
          Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund:
          2-5 Years;  Federated  World  Investment  Series,  Inc.;  Intermediate
          Municipal  Trust;   Edward  Jones  Money  Market  Fund;  Money  Market
          Obligations  Trust;  Regions Morgan Keegan Select Funds and SouthTrust
          Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
_____________________         _________________       ______________________

Chairman:                     Richard B. Fisher       Vice President
President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              H. Joseph Kennedy
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Brian Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Peter J. Germain
                              James F. Getz, Jr.
                              Joseph D. Gibbons
                              J. Todd Glickson
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              William Kastroll
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Kevin Stutz
                              William C. Tustin
                              G. Walter Whalen
                              Stephen White
                              Patrick M. Wiethorn
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Paluso
                              William Rose

Treasurer:                    Denis McAuley, III

Secretary:                    Stephen A. Keen

Assistant Secretary:          Thomas R. Donahue
                              Peter J. Germain

The business  address of each of the Officers of Federated  Securities  Corp. is
Federated  Investors  Tower,  1001  Liberty  Avenue,  Pittsburgh,   Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:

All  accounts  and records  required to be  maintained  by Section  31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                Reed Smith LLP
                                          Investment Management
                                          Group (IMG)
                                          Federated Investors Tower
                                          12th Floor
                                          1001 Liberty Avenue
                                          Pittsburgh, PA 15222-3779

                                          (Notices should be sent to the Agent for service
                                          at the above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, MA 02266-8600
("Transfer Agent and Dividend
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Passport Research II, Ltd.                Federated Investors Tower
("Adviser and Sub-Adviser of              1001 Liberty Avenue
Equity portion of portfolio")             Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company                        1001 Liberty Avenue
("Sub-Adviser of Fixed-Income             Pittsburgh, PA 15222-3779
 portion of portfolio")

State Street Bank and                     P.O. Box 8600
Trust Company ("Custodian")               Boston, MA 02266-8600

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

          Registrant  hereby undertakes to comply with the provisions of Section
          16(c) of the 1940 Act with  respect  to removal  of  Trustees  and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment  Company Act of 1940, the  Registrant,  FEDERATED  INCOME  SECURITIES
TRUST, certifies that it meets all of the Requirements for effectiveness of this amendment  to its  registration  statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and  Commonwealth  of  Pennsylvania,  on the 1st day of June,
2004.

                          FEDERATED INCOME SECURITIES TRUST

                  By: /s/ Daniel M. Miller
                  Daniel M. Miller, Assistant Secretary
                  June 1, 2004

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                          TITLE                      DATE

By:   /s/ Daniel M. Miller               Attorney In Fact           June 1, 2004
      Daniel M. Miller                   For the Persons
      ASSISTANT SECRETARY                Listed Below

NAME                                          TITLE

John F. Donahue*                         Chairman and Trustee

J. Christopher Donahue*                  President and Trustee
                                         (Principal Executive Officer)

Richard J. Thomas*                       Treasurer
                                         (Principal Financial Officer)

Thomas G. Bigley*                        Trustee

John T. Conroy, Jr.*                     Trustee

Nicholas P. Constantakis*                Trustee

John F. Cunningham*                      Trustee

Lawrence D. Ellis, M.D.*                 Trustee

Peter E. Madden*                         Trustee

Charles F. Mansfield, Jr.*               Trustee

John E. Murray, Jr., J.D., S.J.D.*       Trustee

Marjorie P. Smuts*                       Trustee

John S. Walsh*                           Trustee

* By Power of Attorney